Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 51,822	$ 58,658
Additions	16,196	1,992
Disposals	(6,097)	(7,324)
Business combinations (Note 5)		45
Exchange differences	(217)	(1,549)
Business disposals	(10,437)
Other intangible assets at end of the year	51,267	51,822	$ 58,658
Impairment of intangible assets	211	16,073	443
Intangible assets pledged as security	0	26,948
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(79,517)	(72,751)
Additions	(7,305)	(9,312)
Disposals	3,845
Exchange differences	694	2,546
Other intangible assets at end of the year	(82,283)	(79,517)	(72,751)
Accumulated impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(25,613)	(10,258)
Additions	(211)	(16,073)
Disposals	5,281
Exchange differences	468	718
Business disposals	1,111
Other intangible assets at end of the year	(18,964)	(25,613)	(10,258)
Other segments | Spain
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment of intangible assets		13,947
Capitalised development expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	50,985	50,482
Additions	870	992
Disposals	(553)
Transfers from/(to) other accounts		1,919
Exchange differences	(976)	(2,408)
Other intangible assets at end of the year	50,326	50,985	50,482
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836	37,836
Rights of use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	22,391	23,039
Disposals	(5,595)
Exchange differences	(263)	(648)
Other intangible assets at end of the year	16,533	22,391	23,039
Computer software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,927	6,047
Disposals	(780)	(64)
Business combinations (Note 5)		45
Exchange differences	2	(101)
Other intangible assets at end of the year	5,149	5,927	6,047
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	39,813	24,263
Additions	22,842	26,385
Disposals	(8,295)	(7,260)
Transfers from/(to) other accounts		(1,919)
Exchange differences	(142)	(1,656)
Business disposals	(11,548)
Other intangible assets at end of the year	$ 42,670	$ 39,813	$ 24,263